Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - PEN (S/) S/ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of cash and cash equivalents [Abstract]
Cash on hand		S/ 149	S/ 152
Cash at banks	[1]	16,617	18,821
Short-term deposits	[2]	51,500	30,094
Cash and cash equivalents		S/ 68,266	S/ 49,067	S/ 49,216	S/ 80,215

[1]	Cash at banks is denominated in local currency and U.S. dollars, is deposited in local and foreign bank are freely available. The demand deposits interest yield is based on daily bank deposit rates.
[2]	As of December 31, 2019 and 2018, the short-term deposits held in local banks were freely available and earned interest at the respective short-term deposits rates. These short-term deposits, with original maturities of less than three months, were collected in January 2020 and January and February 2019, respectively.